Employee Benefit Plans	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 12—Employee Benefit Plans

Defined Benefit Plans

The Company maintains a number of defined benefit pension plans for the benefit of its employees throughout the world, which vary depending on the conditions and practices in the countries concerned. The principal defined benefit pension plan is the Field Group Pension Plan in the United Kingdom. The assets of the plan are held in an external trustee-administered fund. The Company also operates two further defined benefit pension plans in the United Kingdom (known as the Chesapeake pension plan and the GCM pension plan), as well as a number of defined benefit arrangements in France and Germany. The defined benefit pension plans in the United Kingdom are funded while the French and German plans are mainly unfunded. The benefits are based on a fixed rate of pay per year depending on the department worked in and function of the participant. Charges to expense are based upon costs computed using actuarial assumptions.

For the three and nine months ended March 31, 2016 and 2015, the components of total periodic benefit costs were as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Components of net periodic benefit costs:
Service cost	$924	$673	$2,865	$2,569
Interest cost	4,837	3,578	15,419	16,987
Expected return on plan assets	(5,745)	(4,598)	(18,315)	(19,670)

Net periodic cost (benefit)	$16	$(347)	$(31)	$(114)

Note 13—Employee Benefit Plans

Defined Contribution Plans

The Company maintains various defined contribution benefit plans (the “Plans”). The Plans cover substantially all North America non-union employees and substantially all the European work force of the Company and include provisions for the Company to match a percentage of the employees’ contributions at a rate determined by the Board of Directors each year.

Contributions to the Plan were approximately $7,920, $3,927, $295 and $1,908 for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013 and for the year ended June 30, 2013, respectively. Contributions are recorded in cost of goods sold and selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss).

Defined Benefit Plans

The Company maintains a number of defined benefit pension plans for the benefit of its employees throughout the world, which vary depending on the conditions and practices in the countries concerned. The principal defined benefit pension plan is the Field Group Pension Plan in the United Kingdom. The assets of the plan are held in an external trustee-administered fund. The Company also operates two further defined benefit pension plans in the United Kingdom (known as the Chesapeake pension plan and the GCM pension plan), as well as a number of defined benefit arrangements in France and Germany. The defined benefit pension plans in the United Kingdom are funded while the French and German plans are mainly unfunded. The benefits are based on a fixed rate of pay per year depending on the department worked in and function of the participant. Charges to expense are based upon costs computed by an independent actuary.

The following table presents, for the fiscal years noted, a summary of the changes in the projected benefit obligation, plan assets and funded status of the Company’s pension plans:

	Successor
	June 30, 2015	June 30, 2014
Change in benefit obligation:
Benefit obligation at beginning of year	$579,708	$3,494
Acquisitions	—	547,033
Service cost	3,676	1,331
Interest cost	22,891	9,165
Curtailment gain	—	(75)
Foreign exchange impact	(42,855)	14,367
Actuarial loss	39,891	9,684
Employee contributions	1,394	576
Benefits paid	(18,922)	(5,867)

Benefit obligation at end of year	$585,783	$579,708

Change in plan assets:
Fair value of plan assets at beginning of year	$557,271	$—
Acquisitions	—	515,221
Actual return on plan assets	81,813	28,026
Foreign exchange impact	(41,234)	13,557
Employer contributions	14,447	5,758
Employee contributions	1,394	576
Benefits paid	(18,922)	(5,867)

Fair value of plan assets at end of year	$594,769	$557,271

Overfunded/(underfunded) status at end of year	$8,986	$(22,437)

Components of the amounts recognized in the Consolidated Balance Sheet:
Current liabilities	$—	$(747)
Non-current assets/(liabilities)	8,986	(21,690)

Total overfunded/(underfunded) status	$8,986	$(22,437)

The accumulated benefit obligation totaled $562,230 and $560,900 as of June 30, 2015 and 2014, respectively.

The following table is a summary of the annual cost of the Company’s pension plans:

Components of Net Periodic Benefit Costs:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013

Service cost	$3,676	$1,331	$—	$—
Interest cost	22,891	9,127	38	221
Expected return on plan assets	(25,730)	(9,905)	—	—
Curtailment gain	—	(75)	—	—

Net periodic benefit cost	$837	$478	$38	$221

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income):

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Actuarial gain, net of tax	$(12,758)	$(6,861)	$—	$—
Effect of foreign exchange rates	(22)	(82)	—	—

Total recognized in other comprehensive (income)	$(12,780)	$(6,943)	$—	$—

The weighted average assumptions used to determine benefit for the Company’s pension plans as follows:

	Successor		Predecessor
	2015	2014	2013
Discount rate	2.60%-4.30%	2.60%-4.30%	4.00%
Expected rate of return	2.15%-5.05%	2.50%-5.15%	n/a
Rate of compensation increase	2.00%-3.90%	2.00%-3.90%	2.00%
Rate of price inflation	1.80%-3.20%	2.00%-3.30%	n/a

The analysis of the plan assets fair value was as follows:

	Successor
Description	2015	2014
Investment funds	99.03%	97.41%
Debt securities	0.02%	0.07%
Insurance contracts	0.60%	0.80%
Cash and cash equivalents	0.35%	1.72%

The Company’s employs a dynamic de-risking investment strategy where target investments are updated quarterly to match the funding status of the plan. As the funding status increases there is a gradual de-risking of the plan assets. At June 30, 2015, the plan asset investments are comparative to the current investment strategy.

The expected return on assets assumptions are derived by considering market expectations of the long-term rates of return on the plan investments. The overall expected return assumption is a weighted average of the expected returns on each asset class in which the schemes invest, reflecting the plan asset allocations.

The long-term rates of return on equities and real estate are derived by considering current risk free rates of return with the addition of an appropriate future risk premium. The long-term rate of return from gilt yields, bonds and cash investments are set in line with market yields at the balance sheet date. The return assumption is a net rate after expenses.

The following are the major categories of assets measured at fair value on a recurring basis as of June 30, 2015 and 2014, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

June 30, 2015	Level 1	Level 2	Level 3
Description	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Observable Inputs	Total at June 30, 2015
Investment funds	$1,307	$587,743	$—	$589,050
Debt securities	113	—	—	113
Insurance contracts	3,254	284	—	3,538
Cash and cash equivalents	2,068	—	—	2,068

	$6,742	$588,027	$—	$594,769

June 30, 2014	Level 1	Level 2	Level 3
Description	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total at June 30, 2014
Investment funds	$—	$542,779	$—	$542,779
Debt securities	407	—	—	407
Insurance contracts	—	4,494	—	4,494
Cash and cash equivalents	9,591	—	—	9,591

	$9,998	$547,273	$—	$557,271

Benefit payments of the defined benefit pension plans are expected to be paid as follows:

For the Year Ending June 30,	Amount
2016	$17,448
2017	18,069
2018	18,427
2019	19,208
2020	19,499
2021-2025	105,868

$198,519

Expected Contributions

Based on estimates as of June 30, 2015, the Company expects to make contributions to the pension plan during the year ended June 30, 2016 of $13,600.

The estimated net loss, net transition asset (obligation) and prior service credit for the plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year are $0, $0 and $0, respectively.

Other Post-Employment Obligations

Shorewood Packaging Corporation of Canada operates a post-retirement medical plan (the “Shorewood Medical Plan”), which is unfunded. The following table presents a summary of the changes in the projected benefit obligation, plan assets and funded status of the Shorewood Medical Plan which was assumed in the Company’s acquisition of AGI Shorewood as of June 30, 2015 and for the year ended June 30, 2015.

Total
Change in benefit obligation:
Benefit obligation at beginning of period	$—
Acquisition	2,582
Service cost	44
Interest cost	62
Benefits paid	(2)
Actuarial gain	(419)

Benefit obligation at end of period	$2,267

Fair value of plan assets at end of period:	$—

Underfunded status at end of period	$(2,267)

Total
Components of the amounts recognized in the Consolidated Balance Sheet
Non-current assets	$—
Current liabilities	(61)
Non-current liabilities	(2,206)

Underfunded status at end of period	$(2,267)

Total
Components of Net Periodic Benefit Cost
Service cost	$44
Interest cost	62
Expected return on plan assets	—

Net Periodic Benefit Cost	$106

Total
Other Changes in Benefit Obligations Recognized in Other Comprehensive (Income):
Actuarial gain, net of tax	$419

Total Recognized in Other Comprehensive (Income)	$419

The weighted average assumptions used to determine the benefit obligation for the Shorewood Medical Plan are as follows:

Discount rates:	•	3.9% for benefit cost determination
	•	4.0% for June 30, 2015 funded status
Health care cost trend rates:
Hospital		4.5%
Prescription drugs		8.26% grading down to 4.5% after 2029
Other medical		4.5%
Mortality:		Canadian Pensioner’s Mortality (“CPM”) 2014 Private Mortality Table with Projection Scale CPM-B

The effects of a 1% change in health care cost trend rates on the benefit obligation at June 30, 2015 are as follows:

•	One-percentage point increase	$138 or 6.1%
•	One-percentage point decrease	($124) or (5.5%)

Expected Contributions

Based on estimates as of June 30, 2015, the Company expects to make contributions to the Shorewood Medical Plan during the year ended June 30, 2016 of $61.

The estimated net gain, net transition asset (obligation) and prior service credit for the Shorewood Medical Plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year are $16, $0 and $0, respectively.